Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
LGM Risk Managed Total Return Fund Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	14.54%	2.59%	3.61%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%	13.75%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	(1.62%)	(0.50%)